18. INCOME TAX AND SOCIAL CONTRIBUTION (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax And Social Contributions
Actuarial gains on defined benefit pension plan	R$ 170,604	R$ 215,306
Estimated losses for deferred income and social contribution tax credits - actuarial gains	(172,520)	(217,969)
Exchange differences on translating foreign operations	(325,350)	(325,350)
Cash flow hedge accounting	1,742,765	426,961
Estimated losses for deferred income and social contribution tax credits - cash flow hedge	(1,742,520)	(426,961)
Total	R$ (327,021)	R$ (328,013)